Shareholders’ Equity (Details Narrative) - USD ($)				6 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Feb. 06, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of stock issued during period	228,000,001
Common stock, par value	$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Gross proceeds from issuance of common stock							$ 22,800	$ 338,113
Gross proceeds from issuance of private placement					$ 272,800
Irredeemable convertible preference share description						through its subsidiary – AngkasaX Innovation Sdn Bhd had issued several classes of preference share amounting to 562,650 units at $0.4333 per share, 919,558 at $0.4766 per share, 636,300 at $0.4540 per share and 5,550 at $0.4613 per share respectively.
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued		1,000,000	1,000,000
Sale of stock, price per share		$ 0.25	$ 0.25		$ 0.25
Sale of stock, description		each such unit consisting of 1 share of Ordinary Share
Gross proceeds from issuance of private placement		$ 250,000